Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangibles subject to amortization
	2021			2020			Weighted average remaining useful life (Years)
	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Customer relationships	$30,157	$(15,706)	$14,451	$30,157	$(12,347)	$17,810	4.6
Trademarks and tradenames	18,732	(8,051)	10,681	18,732	(6,741)	11,991	8.8
Developed technology	38,881	(27,554)	11,327	38,869	(23,028)	15,841	2.7
Total	$87,770	$(51,311)	$36,459	$87,758	$(42,116)	$45,642

Schedule of future amortization expense of intangible assets
2022	$9,148
2023	8,623
2024	7,471
2025	4,303
2026	2,297
Thereafter	4,617
Total	$36,459